Initial Public Offering (Details) - USD ($)			9 Months Ended	10 Months Ended
	Feb. 14, 2023	Feb. 14, 2023	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Shares units issued				54,000
IPO [Member]
Initial Public Offering (Details) [Line Items]
Shares units issued			565,375
Consummated units	11,500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Shares units issued			54,000	54,000
Gross proceeds (in Dollars)	$ 115,000,000		$ 15,000,000
Consummated units	1,500,000
Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 0.01
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Gross proceeds (in Dollars)			$ 115,000,000
Exercise price per share (in Dollars per share)			$ 11.5
NumberOfSharesInEachUnit	1
Redeemable warrant share	1
Ordinary share			1
Class A Ordinary Shares [Member] | Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 11.5
Subsequent Event [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Shares units issued	11,500,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Gross proceeds (in Dollars)	$ 115,000,000	$ 115,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Shares units issued	1,500,000